STOCKHOLDERS DEFICIT (Details Narrative) - USD ($)				1 Months Ended										3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	May 05, 2017	Apr. 06, 2017	Jan. 05, 2016	Feb. 28, 2018	Jul. 30, 2017	Jul. 26, 2017	May 31, 2017	Apr. 30, 2017	Apr. 26, 2017	Feb. 28, 2017	Feb. 14, 2017	Dec. 31, 2015	Oct. 26, 2015	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016	Jul. 31, 2017	Jun. 30, 2017	May 02, 2017	Mar. 31, 2017	Feb. 02, 2017	Dec. 31, 2016	Dec. 27, 2016	Oct. 25, 2016	Aug. 25, 2016	Jun. 30, 2016	Mar. 29, 2016	Jan. 31, 2016	Oct. 31, 2015
Common stock, par value														$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Authorized shares increase																	205,000,000		705,000,000
Common stock value														$ 35,443	$ 35,443	$ 35,443	$ 25,236	$ 16,510
Principal amount														$ 1,252,097	$ 1,252,097	$ 1,252,097	85,000
Other expense																	$ 100,000
Common stock, authorized														700,000,000	700,000,000	700,000,000	700,000,000	700,000,000
Accrued interest														$ 119,524	$ 119,524	$ 119,524	$ 30,380	$ 352
Consulting agreement [Member]
Common stock value				$ 2,803
Stock based compensation				$ 2,803
Aggregated common stock share, sold				50,000
Term of agreement				24 months
Share based compensation, shares issuable periodically				25,000
Frequency of periodic issuance				Monthly
Long-term convertible note payable Two [Member]
Debt conversion converted amount, principal									$ 24,000
Debt conversion converted amount, accrued interest									$ 2,000
Debt conversion converted instrument, shares issued									888,889
Convertible note payable current [Member]
Principal amount							$ 6,407							1,252,097	1,252,097	1,252,097	693,790	$ 65,000							$ 220,000	$ 95,000	$ 85,000
Common stock issued upon conversion, Shares							414,634
Common stock issued upon conversion, Amount							$ 600
Debt conversion converted amount, principal	$ 2,600						6,407	$ 5,000							45,090		12,803
Debt conversion converted amount, accrued interest	$ 3,716							5,000							3,330
Debt conversion converted amount, fees							$ 600	$ 600							$ 1,200		$ 1,200
Debt conversion converted instrument, shares issued	247,681				516,501		414,634	493,023							2,243,176		2,154,261
Long-term convertible note payable one [Member]
Principal amount														80,000	$ 80,000	$ 80,000	$ 80,000				$ 99,000
Common stock issued upon conversion, Shares											681,818
Common stock issued upon conversion, Amount											$ 30,000
Debt conversion converted amount, principal		$ 23,400
Debt conversion converted instrument, shares issued		778,702
Convertible Note Payable [Member]
Debt conversion converted amount, principal														130,003
Debt conversion converted amount, accrued interest														13,359
Debt conversion converted amount, fees														$ 1,600
Debt conversion converted instrument, shares issued														6,754,731
CFTB [Member]
Common stock, par value																												$ 0.0025
Convertible paid in capital																	$ 386,515
non controlling interest, ownership percentage																	27.00%
Term of agreement			2 months
CFTB [Member] | Class A units [Member]
Common stock issued upon conversion, Amount																	$ 800,000
Sale of units																	8
proceeds from sale of private placement																	$ 100,000
Description of unit sold during period																	A Maximum of Twenty-Five (25) Class A Units were offered for sale. These Class A Units have a price of $100,000 per Unit. The units were sold at minimum of ½ for $50,000 for each ½ Class A unit
Sale																	$ 800,000
CFTB [Member] | Class B units [Member]
Sale of units																	1
Other expense																	$ 100,000
Maximum [Member] | Consulting agreement [Member]
Common stock fair value, per share				$ 0.06
Maximum [Member] | CFTB [Member] | Class A units [Member]
proceeds from sale of private placement																	2,500,000
Minimum [Member] | Consulting agreement [Member]
Common stock fair value, per share				$ 0.05
Minimum [Member] | CFTB [Member] | Class A units [Member]
proceeds from sale of private placement																	$ 400,000
Series A Preferred Stock [Member]
Shares issued														51	51	51	51	0
CEO [Member]
Stock based compensation																	$ 3,032
Director Two [Member]
Stock based compensation																	909
Director [Member]
Shares issued																				18,000		18,000		6,000
Common stock value																				$ 909		$ 2,100		$ 900
Common stock fair value, per share																								$ 0.15
Director [Member] | Maximum [Member]
Common stock fair value, per share																				$ 0.08		$ 0.16
Director [Member] | Minimum [Member]
Common stock fair value, per share																						0.08
Directors [Member]
Stock based compensation																	2,100
Directors [Member] | Minimum [Member]
Common stock fair value, per share																				0.04
Note holder [Member]
Common stock issued upon conversion, Shares										681,818
Common stock issued upon conversion, Amount										$ 30,000
Legal Counsel [Member]
Shares issued																							250,000
Common stock value																							$ 30,000
Common stock fair value, per share																							$ 0.12
CEO [Member]
Shares issued																								60,000
Common stock value																								$ 17,520
CEO [Member] | Maximum [Member]
Common stock fair value, per share																				0.08		0.16		$ 0.38
CEO [Member] | Minimum [Member]
Common stock fair value, per share																				$ 0.04		$ 0.08		$ 0.15
Consultant [Member]
Shares issued																													1,000,000
Common stock value											$ 120,000
Common stock fair value, per share											$ 0.12
Beneficial ownership																													4.99%
Shares earned											1,000,000
Consultant One [Member]
Shares issued																													1,000,000
Consultant Two [Member]
Shares issued																													2,000,000
CEO One [Member]
Shares issued																				60,000		60,000
Common stock value																				$ 3,032		$ 7,000
Stock based compensation																	7,000
Affiliated Company [Member] | CFTB [Member] | Class A units [Member]
Sale																	$ 150,000
Preferred Stock
Authorized shares increase																			5,000,000
Preferred Stock | Series A Preferred Stock [Member] | July 2017 [Member]
Description of preferred stock

the Board of Directors of the Company designated 51 shares of its Series A Preferred Stock (“Series A Preferred Stock”). The Series A Preferred Stock has no rights to receive dividends. Each one (1) share of the Series A Preferred Stock shall have voting rights equal to (x) 0.019607 multiplied by the total issued and outstanding Common Stock eligible to vote at the time of the respective vote (“Numerator”) divided by (y) 0.49 minus (z) the Numerator.

Preferred Stock | CEO [Member] | Series A Preferred Stock [Member]
Stock based compensation						$ 84,580											$ 84,580
Common stock share issued, fair value						$ 84,580
Description of control voting						A 10.00% premium over the equity value for the voting preferences

The Company estimated the control premium for the voting control of the preferred stock based on Entertainment Production industries at 20% which was reduced to 10% control premium to consider synergistic premium as of July 2017, based on comparable publicly traded data, adjusted for company-specific factors.

Common share trading price						$ 0.0399
Common stock issued and outstanding, total						21,197,507
Common share held						3,300,000
Preferred Stock | CEO [Member] | Series A Preferred Stock [Member] | July 2017 [Member]
Shares issued														51	51	51	51
Description of preferred stock																In July 2017, the Board of Directors of the Company designated 51 shares of its Series A Preferred Stock (“Series A Preferred Stock”). The Series A Preferred Stock has no rights to receive dividends. Each one (1) share of the Series A Preferred Stock shall have voting rights equal to (x) 0.019607 multiplied by the total issued and outstanding Common Stock eligible to vote at the time of the respective vote (“Numerator”) divided by (y) 0.49 minus (z) the Numerator.
Issuance of voting right, percentage																	15.57%
Increased in voting right percentage, total																	58.63%
Common Stock
Authorized shares increase																			700,000,000
Assets exchange, share													5,201,500
Common Stock | CFTB [Member]
Common stock issued and outstanding in percentage													66.00%
Issuance of common stock, shares													5,201,500
Subscription receivable																														$ 5,000
Common Stock | One [Member] | CFTB [Member]
Aggregated common stock share, sold												140,000	440,000
Net proceeds received												$ 30,000	$ 104,075
Legal fees													5,000
Escrow fees													925
Subscription receivable												$ 5,000
Common Stock | July 2017 [Member] | Consulting agreement [Member]
Shares issued																	1,000,000
Common stock value																	$ 44,000
Stock based compensation																	$ 44,000
Common stock fair value, per share																	$ 0.04
Shares earned																	1,000,000
Common Stock | October 2017 [Member] | Consulting agreement [Member]
Common stock value														$ 26,000	$ 26,000	$ 26,000
Stock based compensation																$ 26,000
Common stock fair value, per share														$ 0.065	$ 0.065	$ 0.065
Initial shares																400,000
Initial term description																The initial term of the consulting agreement is for 15 days and shall be automatically extended for an additional 75 days.
Common Stock | Convertible note payable current Two [Member]
Debt conversion converted amount, principal																	$ 5,203
Debt conversion converted amount, fees																	$ 600
Debt conversion converted instrument, shares issued																	892,722
Common Stock | Convertible note payable One [Member]
Debt conversion converted amount, principal																	$ 7,600
Debt conversion converted amount, fees																	$ 600
Debt conversion converted instrument, shares issued																	1,261,539
Common Stock | Convertible note payable current [Member] | November 2017 [Member]
Debt conversion converted amount, principal																$ 17,690
Debt conversion converted amount, fees																$ 600
Debt conversion converted instrument, shares issued																846,667
Accrued interest														$ 3,300	$ 3,300	$ 3,300
Common Stock | CEO [Member] | July 2017 and September 2017 One [Member]
Common stock value																	$ 573
Stock based compensation																	$ 573
Aggregated common stock share, sold																	18,000
Common Stock | CEO [Member] | July 2017 and September 2017 One [Member] | Maximum [Member]
Common stock fair value, per share																	$ 0.04
Common Stock | CEO [Member] | July 2017 and September 2017 One [Member] | Minimum [Member]
Common stock fair value, per share																	$ 0.02
Common Stock | CEO [Member] | July 2017 and September 2017 [Member] | CFTB GA [Member]
Shares issued																	60,000
Common stock value																	$ 1,908
Stock based compensation																	$ 1,908
Common Stock | CEO [Member] | July 2017 and September 2017 [Member] | Maximum [Member] | CFTB GA [Member]
Common stock fair value, per share																	$ 0.02
Common Stock | CEO [Member] | July 2017 and September 2017 [Member] | Minimum [Member] | CFTB GA [Member]
Common stock fair value, per share																	$ 0.04
Common Stock | CEO [Member] | October 2016 and December 2016 [Member] | CFTB GA [Member]
Stock based compensation																	$ 17,520
Common stock share issued, fair value																	$ 17,520
Aggregated common stock share, sold																	60,000
Common Stock | CEO [Member] | October 2016 and December 2016 [Member] | Maximum [Member] | CFTB GA [Member]
Common stock fair value, per share																	$ 0.38
Common Stock | CEO [Member] | October 2016 and December 2016 [Member] | Minimum [Member] | CFTB GA [Member]
Common stock fair value, per share																	$ 0.15
Common Stock | CEO [Member] | August 2016 One [Member] | CFTB GA [Member]
Shares issued																	20,000
Common stock fair value, per share																	$ 0.44
Common stock share issued, fair value																	$ 8,860
Common Stock | CEO [Member] | August 2016 [Member] | CFTB GA [Member]
Shares issued																	20,000
Common stock fair value, per share																	$ 0.54
Common stock share issued, fair value																	$ 10,700
Common Stock | CEO [Member] | July 2016 One [Member] | CFTB GA [Member]
Stock based compensation																	$ 11,430	$ 7,050
Aggregated common stock share, sold																	30,000
Prepaid expense																		4,380
Amortized stock based compensation																	$ 4,380
Common Stock | CEO [Member] | July 2016 One [Member] | Maximum [Member] | CFTB GA [Member]
Common stock fair value, per share																	$ 0.54
Common Stock | CEO [Member] | July 2016 One [Member] | Minimum [Member] | CFTB GA [Member]
Common stock fair value, per share																	$ 0.20
Common Stock | CEO [Member] | July 2016 [Member] | CFTB GA [Member]
Shares issued																	20,000
Common stock fair value, per share																	$ 0.20
Common stock share issued, fair value																	$ 3,938
Common Stock | CEO [Member] | June 2016 Three [Member] | CFTB GA [Member]
Common stock fair value, per share																	$ 0.25
Common stock share issued, fair value																	$ 1,500
Aggregated common stock share, sold																	6,000
Common Stock | CEO [Member] | June 2016 Two [Member] | CFTB GA [Member]
Shares issued																	20,000
Common stock fair value, per share																	$ 0.25
Common stock share issued, fair value																	$ 5,000
Common Stock | CEO [Member] | June 2016 One [Member] | CFTB GA [Member]
Common stock, par value																	$ 0.0025
Common stock value																	$ 2,500
Stock based compensation																	$ 197,500
Common stock fair value, per share																	$ 0.20
Aggregated common stock share, sold																	1,000,000
Net proceeds received																		$ 2,500
Purchase price of common share																	$ 2,500
Common Stock | CEO [Member] | June 2016 [Member]
Common stock, par value																	$ 0.0025
Stock based compensation																	$ 1,382,500
Common stock fair value, per share																	$ 0.20
Aggregated common stock share, sold																	3,000,000
Settlement of accrued salaries																	$ 7,500
Common Stock | CEO [Member] | April 2016 [Member] | CFTB [Member]
Shares issued																	50,000
Common stock fair value, per share																	$ 0.37
Common stock share issued, fair value																	$ 18,500
Common Stock | CEO [Member] | March 2016 and May 2016 One [Member] | CFTB [Member]
Shares issued																	18,000
Common Stock | CEO [Member] | March 2016 and May 2016 One [Member] | Maximum [Member] | CFTB [Member]
Common stock fair value, per share																	$ 0.37
Common Stock | CEO [Member] | March 2016 and May 2016 One [Member] | Minimum [Member] | CFTB [Member]
Common stock fair value, per share																	$ 0.17
Common Stock | CEO [Member] | March 2016 and May 2016 [Member] | CFTB [Member]
Shares issued																	60,000
Stock based compensation																	$ 14,800
Common Stock | CEO [Member] | March 2016 and May 2016 [Member] | Maximum [Member] | CFTB [Member]
Common stock fair value, per share																	$ 0.37
Common Stock | CEO [Member] | March 2016 and May 2016 [Member] | Minimum [Member] | CFTB [Member]
Common stock fair value, per share																	$ 0.17
Common Stock | CEO [Member] | February 2016 Two [Member] | CFTB [Member]
Shares issued																	6,000
Common stock fair value, per share																	$ 0.25
Common stock share issued, fair value																	$ 1,500
Common Stock | CEO [Member] | February 2016 One [Member] | CFTB [Member]
Shares issued																	20,000
Common stock fair value, per share																	$ 0.25
Common stock share issued, fair value																	$ 5,000
Common Stock | CEO [Member] | February 2016 [Member] | CFTB [Member]
Shares issued																	20,000
Common stock fair value, per share																	$ 0.25
Common stock share issued, fair value																	$ 5,000
Common Stock | CEO [Member] | October 2015 and January 2016 Two [Member] | CFTB [Member]
Shares issued																	19,740
Common stock fair value, per share																	$ 0.25
Common stock share issued, fair value																	$ 4,935
Common Stock | CEO [Member] | October 2015 and January 2016 One [Member] | CFTB [Member]
Shares issued																	65,806
Common stock fair value, per share																	$ 0.25
Common stock share issued, fair value																	$ 16,452
Common Stock | CEO [Member] | October 2015 and January 2016 [Member] | CFTB [Member]
Shares issued																	65,806
Common stock fair value, per share																	$ 0.25
Common stock share issued, fair value																	$ 16,452
Common Stock | Director Two [Member] | June 2016 [Member]
Common stock fair value, per share																	$ 0.0025
Aggregated common stock share, sold																	4,000,000
Net proceeds received																	$ 10,000
Common Stock | Director [Member] | April 2016 one [Member] | CFTB [Member]
Stock based compensation																	$ 10,800
Aggregated common stock share, sold																	40,000
Net proceeds received																	$ 4,000
Common Stock | Directors [Member] | April 2016 one [Member] | CFTB [Member]
Common stock fair value, per share																	$ 0.37
Common stock share issued, fair value																	$ 4,000
Common Stock | three unrelated parties [Member] | Two [Member] | CFTB [Member]
Stock based compensation													$ 262,001
Common stock fair value, per share																															$ 0.25
Aggregated common stock share, sold													1,248,500
Purchase price of common share													$ 50,124
Common Stock | three unrelated parties [Member] | Two [Member] | Maximum [Member] | CFTB [Member]
Purchase price range, per share																															0.08
Common Stock | three unrelated parties [Member] | Two [Member] | Minimum [Member] | CFTB [Member]
Purchase price range, per share																															$ 0.001
Common Stock | Mr. Lukow [Member] | CFTB [Member]
Owned ownership interest													17.00%
Common Stock | Mr. Gold [Member] | CFTB [Member]
Owned ownership interest													20.00%
Common Stock | CEO [Member] | October 2017 and December 2017 [Member] | Maximum [Member]
Common stock fair value, per share														$ 0.09	$ 0.09	$ 0.09
Common Stock | Director Member [Member] | October 2017 and December 2017 [Member]
Common stock value														$ 1,518	$ 1,518	$ 1,518
Stock based compensation																$ 2,724
Aggregated common stock share, sold																36,000
Common Stock | Director Member [Member] | October 2017 and December 2017 [Member] | Maximum [Member]
Common stock fair value, per share														$ 0.09	$ 0.09	$ 0.09
Common Stock | Director Member [Member] | October 2017 and December 2017 [Member] | Minimum [Member]
Common stock fair value, per share														$ 0.05	$ 0.05	$ 0.05
Common Stock | CEO [Member] | October 2017 and December 2017 [Member]
Common stock value														$ 116,120	$ 116,120	$ 116,120
Stock based compensation																$ 121,180
Aggregated common stock share, sold																120,000
Common Stock | CEO [Member] | October 2017 and December 2017 [Member] | Minimum [Member]
Common stock fair value, per share														$ 0.05	$ 0.05	$ 0.05
Common Stock | COO [Member] | October 2017 and December 2017 [Member]
Aggregated common stock share, sold																2,000,000